Segment information	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
4. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization and interest income from advances to joint ventures and the demand note due from Höegh LNG are included in “Other.”

For the three and six months ended June 30, 2015, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung. For the three and six months ended June 30, 2014, Majority held FSRUs includes a newbuilding, the PGN FSRU Lampung, and construction contract revenues and expenses of the Mooring under construction. The Mooring was constructed on behalf of, and was sold to, PGN using the percentage of completion method of accounting. The Mooring project was completed as of December 31, 2014.

As of June 30, 2015 and 2014, Joint venture FSRUs include two 50% owned FSRUs, the GDF Suez Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer, GDF Suez Global LNG Supply SA.

The accounting policies applied to the segments are the same as those applied in the consolidated and combined carve-out financial statements, except that Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated and combined carve-out financial statements. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three and six months ended June 30, 2015 and 2014.

	Three months ended June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$11,065	11,141	—	22,206	(11,141)	$11,065
Construction contract revenues	—	—	—	—	—	—
Total revenues	11,065	11,141	—	22,206		11,065
Operating expenses	(2,299)	(3,159)	(1,515)	(6,973)	3,159	(3,814)
Construction contract expenses	—	—	—	—	—	—
Equity in earnings of joint ventures	—	—	—	—	11,481	11,481
Segment EBITDA	8,766	7,982	(1,515)	15,233
Depreciation and amortization	(8)	(2,309)	—	(2,317)	2,309	(8)
Operating income (loss)	8,758	5,673	(1,515)	12,916		18,724
Gain (loss) on derivative instruments	(8)	9,871	—	9,863	(9,871)	(8)
Other financial income (expense), net	(4,339)	(4,063)	2,120	(6,282)	4,063	(2,219)
Income (loss) before tax	4,411	11,481	605	16,497	—	16,497
Income tax expense	(59)	—	—	(59)	—	(59)
Net income (loss)	$4,352	11,481	605	16,438	—	$16,438

	Three months ended June 30, 2014
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$—	10,101	—	10,101	(10,101)	$—
Construction contract revenues	8,084	—	—	8,084	—	8,084
Other revenue	241	—	—	241	—	241
Total revenues	8,325	10,101	—	18,426		8,325
Operating expenses	(2,668)	(1,889)	(897)	(5,454)	1,889	(3,565)
Construction contract expenses	(6,668)	—	—	(6,668)	—	(6,668)
Equity in earnings of joint ventures	—	—	—	—	(2,125)	(2,125)
Segment EBITDA	(1,011)	8,212	(897)	6,304
Depreciation and amortization	(972)	(2,288)	—	(3,260)	2,288	(972)
Operating income (loss)	(1,983)	5,924	(897)	3,044		(5,005)
Gain (loss) on derivative instruments	—	(3,755)	—	(3,755)	3,755	—
Other financial income (expense), net	(2,887)	(4,294)	435	(6,746)	4,294	(2,452)
Income (loss) before tax	(4,870)	(2,125)	(462)	(7,457)	—	(7,457)
Income tax expense	(200)	—	—	(200)	—	(200)
Net income (loss)	$(5,070)	(2,125)	(462)	(7,657)	—	$(7,657)

	Six months ended June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$22,577	21,309	—	43,886	(21,309)	$22,577
Construction contract revenues	—	—	—	—	—	—
Total revenues	22,577	21,309	—	43,886		22,577
Operating expenses	(5,094)	(5,293)	(3,079)	(13,466)	5,293	(8,173)
Construction contract expenses	—	—	—	—	—	—
Equity in earnings of joint ventures	—	—	—	—	9,359	9,359
Segment EBITDA	17,482	16,016	(3,079)	30,419
Depreciation and amortization	(16)	(4,486)	—	(4,502)	4,486	(16)
Operating income (loss)	17,467	11,530	(3,079)	25,918		23,747
Gain (loss) on derivative instruments	113	5,939	—	6,052	(5,939)	113
Other financial income (expense), net	(8,941)	(8,110)	4,249	(12,802)	8,110	(4,692)
Income (loss) before tax	8,639	9,359	1,170	19,168	—	19,168
Income tax expense	(152)	—	—	(152)	—	(152)
Net income (loss)	$8,487	9,359	1,170	19,016	—	$19,016

	As of June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	Reporting	Eliminations	Reporting
	(Restated)			(Restated)		(Restated)
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	287,645	—	287,645	(287,645)	—
Net investment in direct financing lease	294,695	—	—	294,695	—	294,695
Advances to joint ventures	—	—	16,356	16,356	—	16,356
Total assets	366,652	308,461	178,618	853,731	(308,461)	545,270
Accumulated losses of joint ventures	—	—	50	50	(50,320)	(50,270)
Expenditures for newbuildings, vessels & equipment	757	10,861	—	11,618	(10,861)	757
Expenditures for drydocking	—	1,600	—	221	(1,600)	—
Principal repayment direct financing lease	$1,425	—	—	1,425	—	$1,425

	Six months ended June 30, 2014
		Joint venture				Consolidated and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$—	20,350	—	20,350	(20,350)	$—
Construction contract revenues	38,839	—	—	38,839	—	38,839
Other revenue	474	—	—	474	—	474
Total revenues	39,313	20,350	—	59,663		39,313
Operating expenses	(4,031)	(4,034)	(3,714)	(11,779)	4,034	(7,745)
Construction contract expenses	(33,482)	—	—	(33,482)	—	(33,482)
Equity in earnings of joint ventures	—	—	—	—	(3,796)	(3,796)
Segment EBITDA	1,800	16,316	(3,714)	14,402
Depreciation and amortization	(980)	(4,573)	—	(5,553)	4,573	(980)
Operating income (loss)	820	11,743	(3,714)	8,849		(6,690)
Gain (loss) on derivative instruments	—	(6,909)	—	(6,909)	6,909	—
Other financial income (expense), net	(3,456)	(8,630)	901	(11,185)	8,630	(2,555)
Income (loss) before tax	(2,636)	(3,796)	(2,813)	(9,245)	—	(9,245)
Income tax expense	(233)	—	—	(233)	—	(233)
Net income (loss)	$(2,869)	(3,796)	(2,813)	(9,478)	—	$(9,478)

	As of December 31, 2014
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,670	—	279,670	(279,670)	—
Net investment in direct financing lease	295,363	—	—	295,363	—	295,363
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	372,930	300,327	190,618	863,875	(300,327)	563,548
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,324	2,358	—	174,682	(2,358)	172,324
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,342	—	—	1,342	—	$1,342